Accrued Expenses and Other Liabilities (Details) - Schedule of the Accrued Expenses and Other Liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of the Accrued Expenses and Other Liabilities [Abstract]
Payroll and welfare payables	¥ 1,846	$ 268	¥ 2,062
Loan from a third party	13,104	1,900	998
Loan from a staff			850
Interest payables	639	93	162
Customer deposit	301	44	299
Payables for purchase of property and equipment	964	140
Accrued expenses	10,928	1,584
Deferred consideration in relation to investment	5,300	768
Others	653	94	467
Total accrued expenses and other current liabilities	¥ 33,735	$ 4,891	¥ 4,838